As filed with the Securities and Exchange Commission on October 28, 2003
                                     Investment Company Act file number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 08/31

Date of reporting period: 08/31/2003

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 2003.

The Fund's Money Market Portfolio had 11,672 shareholders and net assets of $1,379,090,416 as of August 31, 2003. The Government Portfolio had 4,553 shareholders and net assets of $568,060,520 as of August 31, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2003
================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Commercial Paper (21.06%)
------------------------------------------------------------------------------------------------------------------------------------
$   35,000,000  Clipper Receivables Corporation                                 09/02/03            1.05%      $  34,998,950
    20,000,000  General Electric Capital Corporation                            09/10/03            1.15          19,994,250
    35,000,000  HBOS Treasury Services                                          11/21/03            1.08          34,915,344
    40,879,000  Long Lane Master Trust IV - Series A (a)                        09/15/03            1.08          40,861,831
    40,000,000  Sigma Finance Corporation                                       11/18/03            1.07          39,907,267
    30,000,000  Societe Generale North America                                  09/04/03            1.18          29,997,050
    20,000,000  Societe Generale North America                                  09/08/03            1.16          19,995,508
    15,000,000  Societe Generale North America                                  03/22/04            1.03          14,913,725
    40,000,000  Special Purpose Accounts Receivable                             11/13/03            1.08          39,912,400
    15,000,000  Superior Funding Capital Corporation                            10/24/03            1.04          14,977,033
--------------                                                                                                 -------------
   290,879,000  Total Commercial Paper                                                                           290,473,358
--------------                                                                                                 -------------

Domestic Certificates of Deposit (3.26%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Citibank                                                        09/29/03            1.03%      $  25,000,000
    20,000,000  Harris Trust & Savings Bank                                     03/01/04            1.33          19,999,504
--------------                                                                                                 -------------
    45,000,000  Total Domestic Certificates of Deposit                                                            44,999,504
--------------                                                                                                 -------------

Floating Rate Securities (17.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Abbey National PLC (b)                                          03/08/04            1.30%      $  39,997,946
    35,000,000  Credit Agricole (c)                                             01/16/04            1.30          34,999,671
    30,000,000  Equitable Life Assurance Society With J.P. Morgan Chase (d)     03/22/04            1.15          30,000,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Security (e)                                 09/17/04            1.14          15,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership With J.P. Morgan Chase (f)
                Guaranteed by General Electric Company                          05/19/04            1.13          20,000,000
    30,000,000  Rabobank Nederland (g)                                          01/22/04            1.04          30,000,000
    30,000,000  Royal Bank of Canada (g)                                        01/28/04            1.04          30,000,000
    25,000,000  SunTrust Bank (h)                                               02/03/04            1.10          24,999,735
    15,000,000  Verizon Global Funding Floating Rate
                Step-Up Exchangeable Note (i)                                   10/15/03            1.21          15,000,000
--------------                                                                                                 -------------
   240,000,000  Total Floating Rate Securities                                                                   239,997,352
--------------                                                                                                 -------------

Foreign Commercial Paper (9.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Alliance & Leicester PLC                                        12/08/03            1.03%      $  14,958,350
    25,000,000  Alliance & Leicester PLC                                        01/07/04            1.04          24,908,444
    30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            10/22/03            1.06          29,954,950







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            10/30/03            1.10%      $  29,945,917
    29,800,000  Yorkshire Building Society                                      09/18/03            1.03          29,785,506
--------------                                                                                                 -------------
   129,800,000  Total Foreign Commercial Paper                                                                   129,553,167
--------------                                                                                                 -------------
Letter of Credit Commercial Paper (13.72%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banco Cuscatlan S.A.
                LOC ING Bank NV                                                 04/05/04            1.08%      $  29,804,700
    30,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                             03/18/04            0.98          29,839,142
    30,000,000  CSN Overseas
                LOC Banco Santander                                             10/16/03            1.26          29,952,750
    32,000,000  Dean Health System Inc.
                LOC Marshall & Ilsley                                           09/18/03            1.06          31,983,982
    34,351,000  Quincy Capital Corporation
                Insured by AMBAC Indemnity Corp.                                09/24/03            1.07          34,327,517
    33,300,000  Vermont EDA - Series A
                LOC First Union National Bank                                   10/07/03            1.05          33,300,000
--------------                                                                                                 -------------
   189,651,000  Total Letter of Credit Commercial Paper                                                          189,208,091
--------------                                                                                                 -------------
Other Notes (4.08%)
------------------------------------------------------------------------------------------------------------------------------------
$   35,000,000  State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                             12/01/03            1.62%      $  35,000,367
     1,270,000  City of Watertown, WI BAN - Series 2003B                        03/24/04            1.35           1,270,000
    20,000,000  Winston-Salem, NC COPS                                          11/07/03            1.13          20,000,000
--------------                                                                                                 -------------
    56,270,000  Total Other Notes                                                                                 56,270,367
--------------                                                                                                 -------------
Repurchase Agreement (1.52%)
------------------------------------------------------------------------------------------------------------------------------------
$   21,000,000  Bank of America, Repurchase proceeds at maturity $21,002,380
                (Collateralized by $22,540,039, GNMA, 0.000% To 5.500%,
                due 12/16/29 to 10/20/31 value $21,420,001)                     09/02/03            1.02%      $  21,000,000
--------------                                                                                                 -------------
    21,000,000  Total Repurchase Agreement                                                                        21,000,000
--------------                                                                                                 -------------
U.S. Government Agency Discount Notes (3.91%)
------------------------------------------------------------------------------------------------------------------------------------
$   14,076,000  Federal Home Loan Mortgage Corporation                          11/13/03            1.08%      $  14,045,173
    20,000,000  Federal Home Loan Mortgage Corporation                          12/15/03            1.08          19,937,000
    20,000,000  Federal National Mortgage Association                           02/18/04            1.12          19,895,167
--------------                                                                                                 -------------
    54,076,000  Total U.S. Government Agency Discount Notes                                                       53,877,340
--------------                                                                                                 -------------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2003
================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Variable Rate Demand Instruments (16.30%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,965,000  ARS Development Project (j)
                LOC National City Bank, Northwest                               09/01/21            1.13%      $   1,965,000
     3,150,000  Ali Industries Inc. Project (j)
                LOC National City Bank, Northwest                               07/01/10            1.13           3,150,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (j)
                LOC PNC Bank, N.A.                                              11/01/27            1.17           5,500,000
     1,370,000  B & V Land Company, L.L.C. (j)
                LOC First Michigan Bank                                         09/01/27            1.23           1,370,000
     1,735,000  Bank of Kentucky Building (j)
                LOC Firstar Bank                                                12/01/19            1.25           1,735,000
     3,390,000  Bollman Capital, L.L.C. - Series 1996A (j)
                LOC National City Bank/Michigan National Bank                   12/15/26            1.13           3,390,000
       680,000  Burgess & Niple Limited (j)
                LOC National City Bank, Northwest                               09/01/14            1.13             680,000
     1,405,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (j)
                LOC National City Bank, Northwest                               09/01/08            1.13           1,405,000
       823,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D (j)
                LOC Bank One                                                    07/02/18            1.13             823,000
     5,000,000  Catholic Health Initiatives - Series C (j)                      12/01/27            1.35           5,000,000
    13,000,000  City and County of San Francisco (j)
                LOC Bayerische Hypovereinsbank, A.G.                            07/01/34            1.20          13,000,000
    10,000,000  Columbus, GA Development Authority (Foundry Project) (j)
                LOC Bank of Nova Scotia                                         12/01/19            1.17          10,000,000
     1,415,000  Community Limited Care (j)
                LOC Fifth Third Bank                                            12/01/12            1.20           1,415,000
     1,130,000  Crownover Lumber Company (j)
                LOC Fifth Third Bank                                            09/01/08            1.20           1,130,000
       815,000  Crownover Lumber Company (j)
                LOC Fifth Third Bank                                            09/01/08            1.25             815,000
     2,695,000  Defiance Metal Products Company (j)
                LOC National City Bank, Northwest                               09/01/09            1.13           2,695,000
     4,665,000  Dickenson Press, Inc. - Series 1997 (j)
                LOC First Michigan Bank                                         01/01/27            1.23           4,665,000
     1,000,000  Dormont Manufacturing Company, Inc. (j)
                LOC PNC Bank, N.A.                                              03/01/08            1.20           1,000,000
     8,700,000  DP Fox Capital, L.L.C. (j)
                LOC Michigan National Bank                                      09/01/29            1.18           8,700,000
     1,450,000  Erie Funding I - Series 1989 (j)
                Guaranteed by Federal Home Loan Bank                            11/01/16            1.13           1,450,000






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,230,000  Frank J. Catanzaro Sons and Daughters (j)
                LOC Firstar Bank                                                01/01/15            1.17%      $   3,230,000
     1,550,000  Gesmundo & Associates, Inc. (j)
                LOC National City Bank, Northwest                               08/15/27            1.10           1,550,000
     1,435,000  Graves Lumber, Inc. Project (j)
                Guaranteed by Federal Home Loan Bank                            11/01/10            1.13           1,435,000
       560,000  Jake Sweeney Automotive, Inc.(j)
                LOC Firstar Bank                                                04/01/10            1.17             560,000
     1,405,000  KBL Capital Fund, Inc. (j)
                LOC Old Kent Bank & Trust Co.                                   07/01/15            1.13           1,405,000
     2,930,000  LKWP Investments, L.L.C. (j)
                LOC First Michigan Bank                                         03/01/27            1.23           2,930,000
     1,490,000  Labelle Capital Funding - Series A (j)
                LOC National City Bank, Northwest                               09/01/26            1.18           1,490,000
     1,600,000  Lam Funding, L.L.C. (j)
                LOC National City Bank, Northwest                               12/15/27            1.10           1,600,000
     9,340,000  Lexington Financial Health Care RB - Series 2001 (j)
                LOC LaSalle National Bank                                       02/01/26            1.21           9,340,000
     1,000,000  Machining Center (j)
                LOC Comerica Bank                                               10/01/27            1.23           1,000,000
     1,135,000  Madison, WI Community Development Authority RDA
                (Block 90 Project) (j)
                LOC US Bank, N.A.                                               10/01/08            1.23           1,135,000
     3,575,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) (j)
                LOC First Union National Bank                                   07/01/29            1.10           3,575,000
     1,385,000  Miami Valley Realty Associates (j)
                LOC Key Bank, N.A.                                              06/01/12            1.25           1,385,000
     4,030,000  Michigan Strategic Fund Limited Obligation
                (Environmental Research Institute of Michigan) (j)
                LOC Fifth Third Bank                                            10/01/11            1.10           4,030,000
     3,175,000  Mobile Airport (j)
                LOC Regions Bank                                                10/01/24            1.12           3,175,000
    14,685,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (j)
                LOC Amsouth Bank, N.A.                                          06/01/20            1.15          14,685,000
       950,000  Mount Carmel East Professional Office Building - Series 1994 (j)
                LOC National City Bank, Northwest                               01/01/14            1.13             950,000
     1,330,000  Mount Carmel Partnership Project (j)
                LOC National City Bank, Northwest                               08/01/14            1.13           1,330,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2003
================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,420,000  Mount Ontario Holdings L.L.C. (k)
                LOC Firstar Bank                                                04/01/21            1.10%      $   3,420,000
       860,000  Mubea, Inc. Project (j)
                LOC Fifth Third Bank                                            12/01/04            1.16             860,000
     3,615,000  New Federal Cold Storage (j)
                LOC National City Bank, Pennsylvania                            11/01/12            1.13           3,615,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy) (j)
                LOC First Union National Bank                                   09/01/21            1.10           5,000,000
     8,000,000  Newport, KY Industrial Building RB
                (Aquarium Holdings Project) (j)
                LOC Fifth Third Bank                                            12/01/08            1.15           8,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B (j)
                Collateralized by Federal National Mortgage Association         05/15/36            1.05           4,600,000
     3,980,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (j)
                LOC National City Bank, Northwest                               12/01/09            1.13           3,980,000
     3,775,000  Ordeal Properties L.L.C. (j)
                LOC Key Bank, N.A.                                              10/01/12            1.16           3,775,000
    11,300,000  PRD Financial L.L.C. (j)
                LOC National City Bank, Northwest                               04/01/27            1.10          11,300,000
     2,275,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (j)
                Guaranteed by Federal National Mortgage Association             05/15/29            1.13           2,275,000
    10,000,000  Sea Island Company & Sea Island Coastal Properties L.L.C. -
                Series 2003B (j)
                LOC Columbus Bank & Trust                                       04/01/23            1.16          10,000,000
     2,080,000  Seven Z. Enterprises (j)
                LOC PNC Bank, N.A.                                              06/03/13            1.20           2,080,000
       905,000  SGS Tool Company - Series 1996 (j)
                LOC National City Bank, Northwest                               06/01/06            1.13             905,000
     3,180,000  Shelburne Realty & Troy Realty (j)
                LOC National City Bank, Northwest                               04/01/17            1.13           3,180,000
     2,000,000  Soaring Eagle Partners L.P. (j)
                LOC PNC Bank, N.A.                                              10/01/12            1.17           2,000,000
    14,080,000  Southwestern Group, Limited Project (j)
                LOC Firstar Bank                                                07/01/21            1.15          14,080,000
     2,000,000  State of Texas Veterans' Hospital (j)                           12/01/09            1.08           2,000,000
     6,000,000  Stonegate Partners, L.L.C. (Stonegate Partners Project) -
                Series 2002 (j)
                LOC US Bank, N.A.                                               06/01/34            1.13           6,000,000






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,145,000  Tom Richards, Inc. (Team Land, L.L.C./Team Industries) (j)
                Guaranteed by Federal Home Loan Bank                            12/01/16            1.13%     $    5,145,000
     1,495,000  UAI Technologies, Inc. - Series 1998 (j)
                LOC First Union National Bank                                   05/01/18            1.18           1,495,000
     1,285,000  Valley City Linen Co. (j)
                LOC First Michigan Bank                                         02/01/27            1.38           1,285,000
     5,140,000  Wise Investments L.L.C. (j)
                LOC National City Bank, Northwest                               11/01/27            1.10           5,140,000
--------------                                                                                                --------------
   224,828,000  Total Variable Rate Demand Instruments                                                           224,828,000
--------------                                                                                                --------------

Yankee Certificates of Deposit (9.07%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Abbey National PLC                                              10/21/03            1.90%     $   15,000,205
    30,000,000  Credit Agricole Indosuez                                        04/15/04            1.31          30,000,000
    30,000,000  Toronto Dominion Bank                                           11/12/03            1.51          30,000,000
    20,000,000  Toronto Dominion Bank                                           11/25/03            1.59          20,000,000
    15,000,000  Toronto Dominion Bank                                           03/18/04            1.27          15,001,228
    15,000,000  Union Bank of Switzerland                                       03/15/04            1.11          14,999,001
--------------                                                                                                --------------
   125,000,000  Total Yankee Certificates of Deposit                                                             125,000,434
--------------                                                                                                --------------
                Total Investments (99.72%) (Cost $1,375,207,613+)                                              1,375,207,613
                Cash and other assets, net of liabilities (0.28%)                                                  3,882,803
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $1,379,090,416
                                                                                                              ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,         389,717,889 Shares Outstanding (Note 3)                               $         1.00
                                                                                                              ==============
                Class B Shares,         858,943,707 Shares Outstanding (Note 3)                               $         1.00
                                                                                                              ==============
                First Southwest Shares, 130,428,820 Shares Outstanding (Note 3)                               $         1.00
                                                                                                              ==============

                + Aggregate cost for federal income tax purpose is identical.














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2003
================================================================================


FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap Agreement.

(b)  The interest rate changes daily based upon Prime minus 2.96%.

(c)  The interest rate changes daily based upon Prime minus 2.9525%.

(d)  The  interest  rate is  adjusted  quarterly  based on one month  LIBOR plus
     0.04%.

(e)  The interest rate changes monthly based upon one month LIBOR plus 0.03%.

(f)  The interest rate is adjusted monthly based on one month LIBOR plus 0.02%.

(g)  The interest rate changes daily based upon Prime minus 2.9575%.

(h) The interest rate changes daily based upon Federal Funds Effective Rate plus 0.06%.

(i)  The  interest  rate  changes  quarterly  based upon three  month LIBOR plus
     0.06%.

(j) Securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(k) Securities payable on demand at par including accrued interest (with one days notice). Interest is adjusted daily.






KEY:

BAN      =    Bond Anticipation Note                        HFA      =   Housing Finance Authority
COPS     =    Certificates of Participation                 LOC      =   Letter of Credit
EDA      =    Economic Development Authority                RB       =   Revenue Bond
GNMA     =    Government National Mortgage Association      RDA      =   Revenue Development Authority
GO       =    General Obligation













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2003
================================================================================

      Face                                                                      Maturity                           Value
     Amount                                                                       Date              Yield         (Note 1)
     ------                                                                       ----              -----          ------
Repurchase Agreements (60.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Bank of America, Repurchase proceeds at maturity $25,002,833
                (Collateralized by $27,691,739, GNMA, 5.000%, due
                11/16/31 to 07/16/33, value $25,500,000)                        09/02/03            1.02%      $  25,000,000
   130,000,000  Bear, Stearns & Co., Repurchase proceeds at maturity
                $130,015,022 (Collateralized by $217,575,545, GNMA, 3.500%
                to 8.500%, due 06/15/18 to 08/20/33, value $132,604,017)        09/02/03            1.04         130,000,000
   140,000,000  Citigroup Global Markets, Inc., Repurchase proceeds at maturity
                $140,015,556 (Collateralized by $217,542,289, GNMA, 5.000% to
                7.873%, due 12/16/18 to 08/20/33, value $142,800,001)           09/02/03            1.00         140,000,000
    25,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
                $25,002,833 (Collateralized by $35,466,202, GNMA, 3.000% to
                9.000%, due 08/15/17 to 08/20/33, value $25,502,986)            09/02/03            1.02          25,000,000
    25,000,000  UBS Paine Webber, Repurchase proceeds at maturity
                $25,002,889 (Collateralized by $40,475,000, GNMA,
                4.000%, due 06/20/32, value $25,502,939)                        09/02/03            1.04          25,000,000
--------------                                                                                                 -------------
   345,000,000  Total Repurchase Agreements                                                                      345,000,000
--------------                                                                                                 -------------

U.S. Government Obligations (38.88%)
------------------------------------------------------------------------------------------------------------------------------------
$   60,000,000  U.S. Treasury Bill                                              09/04/03            0.93%      $  59,995,517
     8,000,000  U.S. Treasury Bill                                              02/12/04            1.04           7,963,009
    21,000,000  U.S. Treasury Note, 2.750%                                      09/30/03            1.76          21,016,107
    15,000,000  U.S. Treasury Note, 4.250%                                      11/15/03            1.76          15,074,985
    12,000,000  U.S. Treasury Note, 3.000%                                      11/30/03            1.50          12,043,205
    17,000,000  U.S. Treasury Note, 3.000%                                      01/31/04            1.35          17,114,012
    20,000,000  U.S. Treasury Note, 3.375%                                      04/30/04            1.26          20,274,910
    20,000,000  U.S. Treasury Note, 3.250%                                      05/31/04            1.18          20,303,580
    15,000,000  U.S. Treasury Note, 2.875%                                      06/30/04            1.01          15,228,058
    15,000,000  U.S. Treasury Note, 6.000%                                      08/15/04            1.07          15,697,132
    16,000,000  U.S. Treasury Note, 2.125%                                      08/31/04            1.30          16,127,898
--------------                                                                                                 -------------
   219,000,000  Total U.S. Government Obligations                                                                220,838,413
--------------                                                                                                 -------------
                Total Investments (99.61%) (Cost $565,838,413+)                                                  565,838,413
                Cash and other assets, net of liabilities (0.39%)                                                  2,222,107
                                                                                                               -------------
                Net Assets (100.00%)                                                                           $ 568,060,520
                                                                                                               =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 236,930,898 Shares Outstanding (Note 3)                                        $        1.00
                                                                                                               =============
                Class B Shares, 331,129,622 Shares Outstanding (Note 3)                                        $        1.00
                                                                                                               =============

                + Aggregate cost for federal income tax purpose is identical.

KEY:
GNMA  =   Government National Mortgage Association


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 2003
================================================================================

                                                                       Money Market                U.S. Government
                                                                         Portfolio                    Portfolio
                                                                   ---------------------       -----------------------
INVESTMENT INCOME
Income:

   Interest.....................................................   $          19,845,602       $             8,544,267
                                                                   ---------------------       -----------------------
Expenses: (Note 2)
   Investment management fee....................................               3,900,309                     1,556,367
   Administration fee...........................................               2,785,935                     1,254,848
   Distribution fee (First Southwest Shares)....................                 303,030                       -0-
   Shareholder servicing fee (Class A)..........................                 883,025                       564,189
   Shareholder servicing fee (First Southwest Shares)...........                 303,030                       -0-
   Custodian expenses...........................................                  46,646                        38,153
   Shareholder servicing and related shareholder expenses+......                 633,050                       215,643
   Legal, compliance and filing fees............................                 263,463                       171,653
   Audit and accounting.........................................                 122,447                       124,428
   Directors' fees..............................................                  30,536                        16,036
   Miscellaneous................................................                  31,635                        23,275
                                                                   ---------------------       -----------------------
       Total expenses...........................................               9,303,106                     3,964,592
       Less:
             Fees waived (First Southwest Shares)...............  (               72,727)                      -0-
             Expenses paid indirectly...........................  (               10,888)     (                  9,000)
                                                                   ---------------------       -----------------------
                  Net expenses..................................               9,219,491                     3,955,592
                                                                   ---------------------       -----------------------
Net investment income...........................................              10,626,111                     4,588,675


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................                 -0-                             1,011
                                                                   ---------------------       -----------------------
Increase in net assets from operations..........................   $          10,626,111       $             4,589,686
                                                                   =====================       =======================



+ Includes class specific transfer agency expenses of $227,379 and $258,192 for the Money Market Portfolio Class A and Class B shares, respectively and $179,190 for the U.S. Government Portfolio Class B shares.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 2003 AND 2002

================================================================================

                                                    Money Market Portfolio              U.S. Government Portfolio
                                             -----------------------------------    ----------------------------------
                                                   2003               2002                2003               2002
                                             ----------------   ----------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income..................  $     10,626,111   $     21,827,913    $     4,588,675    $     9,383,517
    Net realized gain (loss) on investments          -0-                  26,004              1,011            -0-
                                             ----------------   ----------------    ---------------    ---------------
    Increase in net assets from operations.        10,626,111         21,853,917          4,589,686          9,383,517
Dividends to shareholders:
    Net investment income
       Class A.............................  (      2,163,819)  (      6,659,223)   (     1,449,885)   (     4,636,760)
       Class B.............................  (      7,839,415)  (     15,077,456)   (     3,138,790)   (     4,733,539)
       First Southwest Shares..............  (        622,877)  (         91,234)           -0-                -0-
       TRA Class...........................          -0-                -0-                 -0-        (        13,218)
Net realized gain on investments:
       Class A.............................          -0-        (          9,291)   (           371)           -0-
       Class B.............................          -0-        (         16,713)   (           640)           -0-
       First Southwest Shares..............          -0-                -0-                 -0-                -0-
       TRA Class...........................          -0-                -0-                 -0-                -0-
Capital share transactions (Note 3):
       Class A.............................        67,336,435   (    353,039,581)   (     4,974,883)   (   242,775,216)
       Class B.............................        20,879,982         27,023,068    (    69,703,473)       184,260,032
       First Southwest Shares..............         3,347,364        127,081,456            -0-                -0-
       TRA Class...........................          -0-                -0-                 -0-        (     1,056,999)
                                             ----------------   ----------------    ---------------     --------------
       Total increase (decrease)...........        91,563,781   (    198,935,057)   (    74,678,356)   (    59,572,183)
Net assets:
       Beginning of year...................     1,287,526,635      1,486,461,692        642,738,876        702,311,059
                                             ----------------   ----------------    ---------------    ---------------
       End of year.........................  $  1,379,090,416   $  1,287,526,635    $   568,060,520    $   642,738,876
                                             ================   ================    ===============    ===============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

Short Term Income Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (First Southwest Shares) Class. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio, the First Southwest Share Class of the Money Market Portfolio, and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The TRA Class Shares liquidated on August 30, 2002; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the share classes of each portfolio represent the same interest in the income and assets of their respective portfolios. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

The Manager has agreed to reimburse the Fund for its net operating expenses (exclusive of taxes, brokerage, interest and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 2003.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of 1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio, the First Southwest Share Class of the Money Market Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares, the First Southwest Share Class of the Money Market Portfolio and the TRA Class of the U.S. Government Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest Share Class' average daily net assets.

During the year ended August 31, 2003, the Distributor voluntarily waived distribution fees of $72,727 for the First Southwest Share Class of the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $609,501 and $298,773 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich &Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $6,683 and $4,819 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $4,205 and $4,181 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock

At August 31, 2003, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,379,090,416 and $568,060,520, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       -----------------------------------
                                            Year Ended          Year Ended           Year Ended          Year Ended
                                         August 31, 2003     August 31, 2002       August 31,2003      August 31, 2002
                                         ---------------     ---------------       ---------------     ---------------
Class A shares
--------------
Sold..................................     1,245,427,516       1,463,834,631           621,576,820         802,043,192
Issued on reinvestment of dividends...         1,998,024           6,372,957               920,924           4,418,635
Redeemed..............................   ( 1,180,089,105)    ( 1,823,247,169)      (   627,472,627)    ( 1,049,237,043)
                                          --------------      --------------        --------------      --------------
Net increase (decrease)...............        67,336,435     (   353,039,581)      (     4,974,883)    (   242,775,216)
                                         ===============     ===============       ===============      ==============

Class B shares
--------------
Sold..................................     1,452,559,431       1,427,210,648         1,169,678,184       1,144,999,978
Issued on reinvestment of dividends...         8,065,444          15,550,523             3,283,872           4,779,512
Redeemed..............................   ( 1,439,744,893)    ( 1,415,738,103)      ( 1,242,665,529)    (   965,519,458)
                                          --------------      --------------        --------------      --------------
Net increase (decrease)...............        20,879,982          27,023,068       (    69,703,473)        184,260,032
                                         ===============     ===============       ===============     ===============

                                                              August 5, 2002
                                                       (Commencement of Offering) to
First Southwest Shares                                        August 31, 2002
----------------------                                        ---------------
Sold..................................       145,272,898         140,102,618
Issued on reinvestment of dividends...           616,905              97,780
Redeemed..............................   (   142,542,439)    (    13,118,942)
                                          --------------      --------------
Net increase .........................         3,347,364         127,081,456
                                         ===============     ===============

TRA Class *
-----------
Sold........................................................................              -0-                  277,760
Issued on reinvestment of dividends.........................................              -0-                   12,641
Redeemed....................................................................              -0-          (     1,347,400)
                                                                                   ---------------      --------------
Net (decrease)..............................................................              -0-          (     1,056,999)
                                                                                   ===============      ==============

*  TRA Class shares liquidated on August 30, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
4. Tax Information

The tax character of all distributions paid by the Portfolios during the years ended August 31, 2003 and 2002 were ordinary income.

At August 31, 2003, the Money Market Portfolio and U.S. Government Portfolio had undistributed income of $198,065 and $93,540 respectively, for income tax purposes included in dividends payable.

5. Financial Highlights

                                                                 Money Market Portfolio
Class A shares                                                    Year Ended August 31,
--------------                                 ----------------------------------------------------------
                                                 2003        2002         2001         2000        1999
                                               --------    --------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income.....................     0.006       0.014        0.045        0.050       0.042
Less distributions:
   Dividends from net investment income......  (  0.006)   (  0.014)    (  0.045)    (  0.050)   (  0.042)
                                               --------    --------     --------     --------    --------
Net asset value, end of year.................  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               ========    =========    ========     ========    ========
Total Return.................................     0.63%       1.44%        4.59%        5.16%       4.30%
Ratios/Supplemental Data
Net assets, end of year (000)................  $ 389,718   $ 322,381    $ 675,289    $ 940,199   $1,193,420
Ratios to average net assets:
   Expenses (net of fees waived)(a)..........     0.87%       0.97%        1.01%        0.99%       0.99%
   Net investment income.....................     0.61%       1.56%        4.55%        5.02%       4.19%
   Management and administration fees waived.     0.00%       0.00%        0.00%        0.01%       0.00%
   Expenses paid indirectly..................     0.00%       0.00%        0.00%        0.00%       0.00%


(a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
Financial Highlights (Continued)

                                                                 Money Market Portfolio
Class B shares                                                    Year Ended August 31,
--------------                                 ----------------------------------------------------------
                                                 2003        2002         2001         2000        1999
                                               --------    --------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income.....................     0.009       0.018        0.049        0.054       0.046
Less distributions:
   Dividends from net investment income......  (  0.009)   (  0.018)    (  0.049)    (  0.054)   (  0.046)
                                               --------    --------     --------     --------    --------
Net asset value, end of year.................  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               ========    =========    ========     ========    ========
Total Return.................................     0.92%       1.80%        5.01%        5.58%       4.67%
Ratios/Supplemental Data
Net assets, end of year (000)................  $ 858,944   $ 838,064    $ 811,173    $ 351,335   $ 297,248
Ratios to average net assets:
   Expenses (net of fees waived)(a)..........     0.58%       0.61%        0.61%        0.60%       0.64%
   Net investment income.....................     0.92%       1.78%        4.71%        5.58%       4.55%
   Management and administration fees waived.     0.00%       0.00%        0.00%        0.01%       0.00%
   Expenses paid indirectly..................     0.00%       0.00%        0.00%        0.00%       0.00%


(a) Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Financial Highlights (Continued)

                                                                   Money Market Portfolio
                                                  -------------------------------------------------------
                                                                                    August 5, 2002
First Southwest Shares                              Year Ended              (Commencement of Offering) to
----------------------                            August 31, 2003                   August 31, 2002
                                                  ---------------                   ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $     1.00                        $     1.00
                                                   -------------                     -------------
Income from investment operations:
   Net investment income.......................          0.005                             0.001
Less distributions:
   Dividends from net investment income........    (     0.005  )                    (     0.001  )
                                                   -------------                     -------------
Net asset value, end of period.................    $     1.00                        $     1.00
                                                   =============                     =============
Total Return...................................          0.50%                             0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $     130,429                     $     127,082
Ratios to average net assets:
   Expenses (net of fees waived)(b)............          0.99%                             0.99%(c)
   Net investment income.......................          0.51%                             0.93%(c)
   Distribution fees waived....................          0.06%                             0.06%(c)
   Expenses paid indirectly....................          0.00%                             0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights (Continued)

                                                               U.S. Government Portfolio
Class A shares                                                    Year Ended August 31,
--------------                                 ----------------------------------------------------------
                                                 2003        2002         2001         2000        1999
                                               --------    --------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income.....................     0.006       0.014        0.044        0.048       0.040
Less distributions:
   Dividends from net investment income......  (  0.006)   (  0.014)    (  0.044)    (  0.048)   (  0.040)
                                               --------    --------     --------     --------    --------
Net asset value, end of year.................  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               ========    =========    ========     ========    ========
Total Return.................................     0.64%       1.39%        4.54%        4.95%       4.10%
Ratios/Supplemental Data
Net assets, end of year (000)................  $ 236,931   $ 241,906    $ 484,681    $ 491,022   $ 723,952
Ratios to average net assets:
   Expenses(a)...............................     0.79%       0.89%        0.93%        0.94%       0.89%
   Net investment income.....................     0.64%       1.46%        4.42%        4.77%       4.03%
   Expenses paid indirectly..................     0.00%       0.00%        0.00%        0.00%       0.00%



(a) Includes expenses paid indirectly





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights (continued)

                                                               U.S. Government Portfolio
Class B shares                                                    Year Ended August 31,
--------------                                 ----------------------------------------------------------
                                                 2003        2002         2001         2000        1999
                                               --------    --------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income.....................     0.008       0.017        0.048        0.052       0.043
Less distributions:
   Dividends from net investment income......  (  0.008)   (  0.017)    (  0.048)    (  0.052)   (  0.043)
                                               --------    --------     --------     --------    --------
Net asset value, end of year.................  $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                               ========    ========     ========     ========    ========
Total Return.................................     0.84%       1.69%        4.91%        5.32%       4.44%
Ratios/Supplemental Data
Net assets, end of year (000)................  $ 331,130   $ 400,833    $ 216,573    $ 135,862   $ 117,996
Ratios to average net assets:
   Expenses(a)...............................     0.59%       0.58%        0.58%        0.58%       0.56%
   Net investment income.....................     0.84%       1.61%        4.77%        5.23%       4.32%
   Expenses paid indirectly..................     0.00%       0.00%        0.00%        0.00%       0.00%



(a) Includes expenses paid indirectly





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS

================================================================================


To the Board of Directors and Shareholders of Short Term Income Fund, Inc.


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.









PricewaterhouseCoopers LLP
New York, New York
October 15, 2003









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           August 31, 2003+

------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
                                                                                        Number of Portfolios       Other
                           Position(s)    Term of Office    Principal Occupation(s)              in            Directorships
                            Held with     and Length of           During Past               Fund Complex          held by
  Name, Address1,             Fund         Time Served              5 Years             Overseen by Director     Director
      and Age                                                                                or Officer
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Disinterested Directors:
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Dr. W. Giles Mellon         Director           1980       Professor Emeritus of         Director/Trustee of         N/A
Age 72                                                    Business Administration in    ten other portfolios
                                                          the Graduate School of
                                                          Management, Rutgers
                                                          University with which he
                                                          has been associated with
                                                          since 1966.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Robert Straniere, Esq.      Director           1983       Owner, Straniere Law Firm     Director/Trustee of      WPG Funds
Age 62                                                    since 1980, NYS Assemblyman   ten other portfolios       Group
                                                          since 1981 and counsel at
                                                          Fisher, Fisher & Berger
                                                          since 1995.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Dr. Yung Wong,              Director           1980       Managing Director of Abacus   Director/Trustee of         N/A
Age 64                                                    Associates, an investment     ten other portfolios
                                                          firm, since 1996.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                            Directors and Officers Information (continued)
                                                           August 31, 2003+

------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
                                                                                        Number of Portfolios       Other
                           Position(s)    Term of Office    Principal Occupation(s)              in            Directorships
                            Held with     and Length of           During Past               Fund Complex          held by
  Name, Address1,             Fund         Time Served              5 Years             Overseen by Director     Director
      and Age                                                                                or Officer
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Interested Directors/Officers:
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Steven W. Duff,           President and        1994       Manager and President of      Director/Trustee            N/A
Age 49                      Director2                     Reich & Tang Asset            and/or Officer of
                                                          Management, LLC ("RTAM,       fifteen other
                                                          LLC"), a registered           portfolios
                                                          Investment Advisor.
                                                          Associated with RTAM, LLC
                                                          since 1994.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Richard De Sanctis,       Treasurer and        1994       Executive Vice President,     Officer of fifteen          N/A
Age 46                      Assistant                     CFO of RTAM, LLC.              other portfolios
                            Secretary                     Associated with RTAM,
                                                          LLC since 1990.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Molly Flewharty,          Vice President       1995       Senior Vice President of      Officer of fifteen          N/A
Age 52                                                    RTAM, LLC.  Associated with   other portfolios
                                                          RTAM, LLC since 1977.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Rosanne Holtzer,            Secretary          1998       Senior Vice President of      Officer of fifteen          N/A
Age 39                         and                        RTAM, LLC.  Associated with   other portfolios
                            Assistant                     RTAM, LLC since 1986.
                            Treasurer
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Dana E. Messina,          Vice President       1995       Executive Vice President of   Officer of twelve           N/A
Age 46                                                    RTAM, LLC.  Associated with   other portfolios
                                                          RTAM, LLC since 1980.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














                      [This Page Intentionally Left Blank]
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




SHORT TERM
INCOME
FUND, INC.















                                  Annual Report
                                 August 31, 2003











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



STIF8/03A


--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The Registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board of Trustees has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The Board discussed that although none of the members qualified as audit committee financial experts, the collective experience of the audit committee members, including their long-standing service as audit committee members, was sufficient to effectively carry out the role and obligations of the audit committee. The Board also considered the nature of investment company financials, and the fact that the audit committee was able to consult with the Registrant's independent accountants and to seek outside advise, as they deemed appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:    RESERVED

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date October 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer

Date October 28, 2003

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Chief Financial Officer

Date October 28, 2003

* Print the name and title of each signing officer under his or her signature.